Note 6 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment securities available for sale, cost	$ 7,599	$ 6,682
Gross unrealized gains	25	29
Gross unrealized losses	(1)	(31)
Fair value	7,623	6,680
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, cost	6,099	6,322
Gross unrealized gains	15	29
Gross unrealized losses	(1)	(29)
Fair value	6,113	6,322
Corporate Debt Securities [Member]
Investment securities available for sale, cost	1,500
Gross unrealized gains	10
Gross unrealized losses
Fair value	1,510
US Government Agencies Debt Securities [Member]
Investment securities available for sale, cost		360
Gross unrealized gains
Gross unrealized losses		(2)
Fair value		358
Government National Mortgage Association (GNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, cost	5,841	4,844
Gross unrealized gains	13	29
Gross unrealized losses	(1)
Fair value	5,853	4,873
Federal National Mortgage Association (FNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, cost	258	367
Gross unrealized gains	2
Gross unrealized losses
Fair value	$ 260	367
Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, cost		1,111
Gross unrealized gains
Gross unrealized losses		(29)
Fair value		$ 1,082